As filed with the Securities and Exchange Commission on May 31, 2002

                                               Securities Act File No. 033-56094
                                       Investment Company Act File No. 811-07428
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 89                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]

                                Amendment No. 91                             [X]
                        (Check appropriate box or boxes)


                                ING MUTUAL FUNDS
                         (FORMERLY PILGRIM MUTUAL FUNDS)
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180


                Kimberly A. Anderson                   With copies to:
                ING Investments, LLC               Jeffrey S. Puretz, Esq.
           7337 E. Doubletree Ranch Road                   Dechert
                Scottsdale, AZ 85258                1775 Eye Street, N.W.
      (Name and Address of Agent for Service)       Washington, DC 20006


     It is proposed that this filing will become effective (check appropriate box):

              [X] Immediately upon filing pursuant to paragraph (b)
              [ ] on __________ __, 200_ pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)
              [ ] on (date) pursuant to paragraph (a)(1)
              [ ] 75 days after filing pursuant to paragraph (a)(2)
              [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

              [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                                ING MUTUAL FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet

*    Contents of Registration Statement

*    Explanatory Note

*    Domestic Equity Funds Supplement

*    Domestic Equity Class Q Supplement

*    Income Funds Supplement

*    International Funds Supplement

*    Part C

*    Signature Page

*    Power of Attorney

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 89 to the Registration Statement (the "Amendment") on Form N-1A for ING Mutual Funds (the "Registrant") incorporates by reference the Registrant's Class A, B, C, M, and T Domestic Equity Prospectus, the Class A, B, C, M and T Income Prospectus, the Class A, B, C, and M International Prospectus, the Class Q Domestic Equity Prospectus, the Class Q Income Prospectus, Class Q International Prospectus, and the Class I Prospectus which were included in Registrant's Registration Statement on Form N-1A, which was filed with the U.S. Securities and Exchange Commission ("SEC") on February 27, 2002. This Amendment also incorporates by reference the Domestic Equity Statement of Additional Information ("SAI"), the Income SAI, and the International SAI, each dated March 1, 2002, as supplemented April 11, 2002, and filed with the SEC on April 11, 2002. This Amendment is being filed in reliance on Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"), to incorporate the changes reflected in the enclosed supplements into the Registrant's registration statement.

                                              SECURITIES ACT FILE NOS. 333-59745
                                                                        33-56094

                          ING TAX EFFICIENT EQUITY FUND
                           ING EQUITY AND INCOME FUND

                          SUPPLEMENT DATED MAY 31, 2002
                         TO THE CLASSES A, B, C, M AND T
          ING DOMESTIC EQUITY FUNDS PROSPECTUS DATED MARCH 1, 2002 AND
         ING DOMESTIC EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
               DATED MARCH 1, 2002, AS SUPPLEMENTED APRIL 11, 2002

1. The date of the above-captioned Prospectus for ING Tax Efficient Equity and ING Equity and Income Funds is hereby changed to May 31, 2002.

2. The following information replaces the information for the ING Tax Efficient Equity and ING Equity and Income Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class A" on page 34 of the Prospectus:

                                                                                           Waivers,
                                          Distribution                  Total Fund      Reimbursements
                            Management     and Service      Other       Operating            and              Net
        Fund                    Fee       (12b-1) Fees     Expenses      Expenses      Recoupment(2)(3)     Expenses
        ----                    ---       ------------     --------      --------      ----------------     --------
Tax Efficient Equity  %        0.80           0.35          0.63(4)        1.78             -0.33             1.45

Equity and Income     %        0.75           0.35          0.52(4)        1.62             -0.02             1.60

     The following information replaces the information for the ING Tax Efficient Equity and ING Equity and Income Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class B" on page 35 of the Prospectus:

                                                                                           Waivers,
                                          Distribution                  Total Fund      Reimbursements
                            Management     and Service      Other       Operating            and              Net
        Fund                    Fee       (12b-1) Fees     Expenses      Expenses        Recoupment(2)      Expenses
        ----                    ---       ------------     --------      --------        -------------      --------
Tax Efficient Equity  %        0.80           1.00          0.63(4)        2.43             -0.23             2.20

Equity and Income     %        0.75           1.00          0.52(4)        2.27             -0.02             2.25

     The following information replaces the information for the ING Tax Efficient Equity and ING Equity and Income Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class C" on page 35 of the Prospectus:

                                                                                           Waivers,
                                          Distribution                  Total Fund      Reimbursements
                            Management     and Service      Other       Operating            and              Net
        Fund                    Fee       (12b-1) Fees     Expenses      Expenses        Recoupment(2)      Expenses
        ----                    ---       ------------     --------      --------        -------------      --------
Tax Efficient Equity  %         0.80          1.00          0.63(4)        2.43             -0.23             2.20

Equity and Income     %         0.75          1.00          0.52(4)        2.27             -0.02             2.25

     The following information replaces the information for the ING Equity and Income Fund contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class T" on page 36 of the
Prospectus:

                                                                                           Waivers,
                                          Distribution                  Total Fund      Reimbursements
                            Management     and Service      Other       Operating            and              Net
        Fund                    Fee       (12b-1) Fees     Expenses      Expenses        Recoupment(2)      Expenses
        ----                    ---       ------------     --------      --------        -------------      --------
Equity and Income     %         0.75          0.75          0.53(4)        2.03             -0.03             2.00

All footnote references above are contained on page 36 of the Prospectus.

3. The following information replaces the information for the Equity and Income Fund contained in the table of expense limitation amounts on page 35 of the Domestic Equity Statement of Additional Information:

FUND                      CLASS A     CLASS B     CLASS C     CLASS I     CLASS M     CLASS Q     CLASS T
----                      -------     -------     -------     -------     -------     -------     -------
Equity and Income Fund     1.60%       2.25%       2.25%        N/A         N/A        1.50%       2.00%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                SECURITIES ACT FILE NO. 33-56094

                           ING EQUITY AND INCOME FUND

                          SUPPLEMENT DATED MAY 31, 2002
                                 TO THE CLASS Q
          ING DOMESTIC EQUITY FUNDS PROSPECTUS DATED MARCH 1, 2002 AND
        THE ING DOMESTIC EQUITY FUNDS STATEMENT OF ADDITIONAL INFORMATION
               DATED MARCH 1, 2002, AS SUPPLEMENTED APRIL 11, 2002

1. The date of the above-captioned Prospectus for the ING Equity and Income Fund is hereby changed to May 31, 2002.

2. The following information replaces the information for the ING Equity and Income Fund contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets)" on page 28 of the Prospectus:

                                     Distribution              Total Fund      Waivers,
                        Management    and Service    Other     Operating    Reimbursements       Net
    Fund                   Fee       (12b-1) Fees   Expenses    Expenses   and Recoupment(2)   Expenses
    ----                   ---       ------------   --------    --------   -----------------   --------
Equity and Income    %     0.75          0.25        0.55(3)      1.55          -0.05            1.50

All footnote references above are contained on page 28 of the Prospectus.

3. The following information replaces the information for the ING Equity and Income Fund contained in the table of expense limitation amounts on page 35 of the ING Domestic Equity Funds Statement of Additional Information:

FUND                      CLASS A   CLASS B   CLASS C   CLASS I   CLASS M   CLASS Q   CLASS T
-----                     -------   -------   -------   -------   -------   -------   -------
Equity and Income Fund     1.60%     2.25%     2.25%      N/A       N/A      1.50%     2.00%

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                               SECURITIES ACT FILE NO. 333-59745

                            ING HIGH YIELD BOND FUND
                           ING INTERMEDIATE BOND FUND
                        ING NATIONAL TAX-EXEMPT BOND FUND

                          SUPPLEMENT DATED MAY 31, 2002
                         TO THE CLASSES A, B, C, M AND T
              ING FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2002

1. The date of the above-captioned Prospectus for the High Yield Bond, Intermediate Bond, and National Tax-Exempt Bond Funds is hereby changed to May 31, 2002.

2. The following information replaces the information for the High Yield Bond, Intermediate Bond, and National Tax-Exempt Bond Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class A" on page 22 of the Prospectus:

                                       Distribution
                                           and                                     Waivers,
                                         Service                 Total Fund     Reimbursements
                          Management     (12b-1)       Other      Operating          and              Net
       Fund                   Fee         Fees       Expenses     Expenses    Recoupment(2)(3)(4)  Expenses
       ----                   ---         ----       --------     --------    -------------------  --------
High Yield Bond       %      0.65         0.35        0.63(7)       1.63            -0.33            1.30

Intermediate Bond     %      0.50         0.35        0.68(7)       1.53            -0.38            1.15

National
Tax-Exempt Bond       %      0.50         0.35        0.65(7)       1.50            -0.35            1.15

     The following information replaces the information for the High Yield Bond, Intermediate Bond, and National Tax-Exempt Bond Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class B" on page 22 of the Prospectus:

                                       Distribution
                                           and
                                         Service                 Total Fund        Waivers,
                          Management     (12b-1)       Other      Operating     Reimbursements       Net
       Fund                   Fee         Fees       Expenses     Expenses    and Recoupment(2)   Expenses
       ----                   ---         ----       --------     --------    -----------------   --------
High Yield Bond       %      0.65         1.00        0.63(7)       2.28            -0.23            2.05

Intermediate Bond     %      0.50         1.00        0.68(7)       2.18            -0.28            1.90

National
Tax-Exempt Bond       %      0.50         1.00        0.67(7)       2.17            -0.27            1.90

     The following information replaces the information for the High Yield Bond, Intermediate Bond, and National Tax-Exempt Bond Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class C" on page 23 of the Prospectus:

                                       Distribution
                                           and
                                         Service                 Total Fund        Waivers,
                          Management     (12b-1)       Other      Operating     Reimbursements       Net
       Fund                   Fee         Fees       Expenses     Expenses    and Recoupment(2)   Expenses
       ----                   ---         ----       --------     --------    -----------------   --------
High Yield Bond       %      0.65         1.00        0.64(7)       2.29            -0.24            2.05

Intermediate Bond     %      0.50         1.00        0.68(7)       2.18            -0.28            1.90

National
Tax-Exempt Bond       %      0.50         1.00        0.66(7)       2.16            -0.26            1.90

All footnote references above are contained on page 23 of the Prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                              SECURITIES ACT FILE NOS. 333-59745
                                                                        333-2265

                            ING EUROPEAN EQUITY FUND
                                 ING RUSSIA FUND
                           ING GLOBAL TECHNOLOGY FUND

                          SUPPLEMENT DATED MAY 31, 2002
                          TO THE CLASSES A, B, C AND M
                ING INTERNATIONAL EQUITY AND GLOBAL EQUITY FUNDS
                         PROSPECTUS DATED MARCH 1, 2002


I. The date of the above-captioned Prospectus for the European Equity, Russia and Global Technology Funds is hereby changed to May 31, 2002.

II. The following information replaces the information for the European Equity, Russia and Global Technology Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class A" on page 28 of the Prospectus:

                                  Distribution
                                      and                                       Waivers,
                                    Service                   Total Fund     Reimbursements
                     Management     (12b-1)       Other        Operating          and               Net
       Fund             Fee           Fees       Expenses       Expenses    Recoupment(2)(3)(4)   Expenses
       ----             ---           ----       --------       --------    -------------------   --------
European Equity    %    1.15          0.35       1.57(8)        3.07             -1.17             1.90

Russia             %    1.25          0.25       1.27(8)        2.77             -0.54(14)         2.23

Global
Technology(5)      %    1.25          0.35       0.80(8)(11)    2.40(11)         -0.45             1.95(11)

The following language is added after footnote 13 on page 29 of the Prospectus.

(14) Represents redemption fee proceeds charged at the rate of 2% of the redemption price of shares held less than 365 days that are being redeemed for the Fund's most recent fiscal year. Redemption fee proceeds are generally applied to the Fund's aggregate expenses that are attributed to providing custody and redemption services, including transfer agent fees, postage, printing, telephone costs and employment costs relating to the handling and processing of redemptions. Future proceeds from the redemption fee may vary from the amount for the period reflected in the table. Any excess redemption fee proceeds will be added to the Fund's capital.

     The following information replaces the information for the European Equity and Global Technology Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class B" on page 29 of the Prospectus:

                                  Distribution
                                      and                                       Waivers,
                                    Service                   Total Fund     Reimbursements
                     Management     (12b-1)       Other        Operating          and            Net
       Fund             Fee           Fees       Expenses       Expenses    Recoupment(2)(3)   Expenses
       ----             ---           ----       --------       --------    ----------------   --------
European Equity    %    1.15          1.00       1.60(8)          3.75           -1.10          2.65

Global
Technology(5)      %    1.25          1.00       0.83(8)(11)      3.08(11)       -0.38          2.70(11)

     The following information replaces the information for the European Equity and Global Technology Funds contained in the table entitled "Operating Expenses Paid Each Year by the Funds(1) (as a % of average net assets) Class C" on page 29 of the Prospectus:

                                  Distribution
                                      and                                       Waivers,
                                    Service                   Total Fund     Reimbursements
                     Management     (12b-1)       Other        Operating          and           Net
       Fund             Fee          Fees       Expenses       Expenses    Recoupment(2)(3)   Expenses
       ----             ---          ----       --------       --------    ----------------   --------
European Equity    %   1.15          1.00       1.59(8)          3.74            -1.09          2.65

Global
Technology(5)      %   1.25          1.00       0.83(8)(11)      3.08(11)        -0.38          2.70(11)

All footnote references above are contained on page 29 of the Prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a) (1) Form of Certificate of Trust of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (2) Form of Certificate of Amendment of Certificate of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (3) Form of Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (4) Form of Establishment of Additional Series - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (5) Form of Establishment of Additional Series - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (6) Form of Amendment No. 2 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (7) Form of Amendment No. 3 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (8) Form of Amendment No. 4 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (9) Form of Amendment No. 5 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (10) Form of Amendment No. 6 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (11) Form of Amendment No. 7 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (12) Form of Amendment No. 8 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (13) Form of Amendment No. 9 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (14) Form of Amendment No. 10 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

     (15) Form of Amendment No. 11 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.

     (16) Form of Amendment No. 12 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.

     (17) Form of Amendment No. 13 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (18) Form of Amendment No. 14 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 40 to Registrants form N-1A Registration Statement on May 2, 1997 and incorporated herein by reference.

     (19) Form of Amendment No. 15 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 43 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

     (20) Form of Amendment No. 16 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

     (21) Form of Amendment No. 17 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

     (22) Form of Amendment No. 18 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

     (23) Form of Amendment No. 19 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.

     (24) Form of Amendment No. 20 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.

     (25) Form of Amendment No. 21 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

     (26) Form of Certificate of Amendment to Certificate of Trust - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (27) Form of Amendment No. 22 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (28) Form of Amendment No. 23 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (29) Form of Amendment No. 24 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

     (30) Form of Amendment No. 25 to Amended and Restated Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 86 to the Registrant's Form N-1A Registration Statement on November 9, 2001 and incorporated herein by reference.

     (31) Form of Certificate of Amendment to Certificate of Trust - Filed as an exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

     (32) Form of Amendment No. 26 to the Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(b) (1) Form of Amended Bylaws of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

     (2) Form of Amendment to Section 2.5 of Bylaws of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(c)  Not Applicable

(d) (1) Form of Investment Management Agreement between the Trust and Pilgrim Investments, Inc. - Filed as an exhibit to Post-Effective Amendment No. 81 to the Registrant's Form N-1A Registration Statement on December 22, 2000 and incorporated herein by reference.

     (2) Form of Sub-Advisory Agreement between Pilgrim Investments, Inc. and Nicholas-Applegate Capital Management - Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant's Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.

(e) Form of Underwriting Agreement between the Trust and Pilgrim Securities, Inc. - Filed as an exhibit to Post-Effective Amendment No. 81 to the Registrant's Form N-1A Registration Statement on December 22, 2000 and incorporated herein by reference.

(f)  None

(g) (1) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998. - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

     (2) Form of Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

     (3) Form of Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998
          - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

     (4) Form of Novation Agreement to Custody Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (5) Form of Appendix C to Custody Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (6) Form of Novation Agreement to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (7) Form of Appendix C to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (8) Form of Custodian Agreement with Investors Fiduciary Trust Company - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (9) Form of Amended Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 82 to the Registrant's Form N-1A Registration Statement on March 1, 2001 and incorporated herein by reference.

     (10) Form of Custodian and Investment Accounting Agreement between Registrant and State Street bank and Trust Company - Filed as an exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(h) (1) Form of Administration Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (2) Form of Amended and Restated Administration Agreement -- Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant's Form N-1A Registration Statement on October 1, 2001 and incorporated herein by reference.

     (3) Form of Amended and Restated Administration Agreement between Registrant and ING Funds Services, LLC - Filed as an exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

     (4) Form of Agency Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (5) Form of Shareholder Service Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (6) Form of Expense Limitation Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (7) Form of Recordkeeping Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (8) Form of Expense Limitation Agreement pertaining to Money Market Fund - Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.

     (9) Form of Agreement among Reserve Institutional Trust; Reserve Management Company, Inc.; Reserve Partners, Inc.; Pilgrim Mutual Funds; Pilgrim Investments, Inc. with Pilgrim Securities, Inc. - Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.

     (10) Form of Amended and Restated Expense Limitation Agreement - Filed as an exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

     (11) Form of Amended Schedule A to the Expense Limitation Agreement -- Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant's Form N-1A Registration Statement on October 1, 2001 and incorporated herein by reference.

     (12) Form of Amended and Restated Expense Limitation Agreement between Registrant and ING Funds Services, LLC - Filed as an exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

     (13) Form of Fund Accounting Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(i) Opinion of Counsel - Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.

(j)  Not Applicable

(k)  None

(l) Form of Investment Letter of Initial Investors in Registrant dated April 1, 1993 - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(m)  (1)  Form of Amended and Restated Service and Distribution Plan for Class A
          - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (2) Form of Amended and Restated Service and Distribution Plan for Class B Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (3)  Form of Amended and Restated Service and Distribution Plan for Class C
          - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (4) Form of Amended and Restated Service Plan for Class Q - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

     (5) Form of Amendment to Amended and Restated Service and Distribution Plan for Class B - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (6) Form of Amendment to Amended and Restated Service and Distribution Plan for Class C - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

     (7) Form of Amendment to Amended and Restated Service and Distribution Plan Class A - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.

     (8) Form of Amendment to Amended and Restated Service and Distribution Plan for Class T - Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999 and incorporated herein by reference.

     (9)  Form of Amended and Restated Service and Distribution Plan for Class B
          - Filed as an exhibit to Post-Effective Amendment No. 84 to the Registrant's Form N-1A Registration Statement on July 31, 2001 and incorporated herein by reference.

     (10) Form of Amended and Restated Service and Distribution Plan for Class M
          - Filed as an exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(n) (1) Form of Multiple Class Plan Pursuant to Rule 18f-3 -- Filed as an exhibit to Post-Effective Amendment No. 85 to the Registrant's Form N-1A Registration Statement on October 1, 2001 and incorporated herein by reference.

     (2) Form of Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999 and incorporated herein by reference.

     (3) Form of Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an exhibit to Post-Effective Amendment No. 86 to the Registrant's Form N-1A Registration Statement on November 9, 2001 and incorporated herein by reference.

     (4) Form of Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an exhibit to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(o) (1) Pilgrim Group Funds Code of Ethics - Filed as an exhibit to Post-Effective Amendment No. 83 to the Registrant's Form N-1A Registration Statement on May 31, 2001 and incorporated herein by reference.

     (2) Form of Nicholas-Applegate Capital Management Code of Ethics - Filed as an exhibit to Post-Effective Amendment No. 77 to the Registrant's Form N-1A Registration Statement on April 28, 2000 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25. INDEMNIFICATION

     Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant's Trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("disabling conduct").

     Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct. Section 9 of Registrant's Distribution Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

     Registrant has obtained from a major insurance carrier a Trustees' and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

     Information as to the Trustees and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended ("Advisers Act"), and is incorporated herein by reference thereto.

     Information as to the directors and officers of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Sub-Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-21442) filed under the Advisers Act and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) ING Funds Distributor, Inc. is the principal underwriter for the Registrant and for ING Equity Trust; ING Advisory Funds, Inc.; ING Investment Funds, Inc.; ING Financial Services Fund, Inc.; ING Prime Rate Trust; ING SmallCap Opportunities Fund; ING Growth Opportunities Fund; ING Mayflower Trust; ING GNMA Income Fund, Inc.; ING Precious Metals Fund, Inc.; ING Large Company Value Fund, Inc.; ING International Fund, Inc.; ING Russia Fund, Inc.; ING Funds Trust; ING Lexington Money Market Trust; ING Senior Income Fund, and ING Series Fund.

     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder are maintained at the offices of (a) the Registrant; (b) ING Investments, LLC; (c) ING Funds Distributor, Inc.; (d) Nicholas-Applegate Capital Management; (e) the Custodians; and (f) the Transfer Agent. The address of each is as follows:

     (a)  ING Mutual Funds
          7337 E. Doubletree Ranch Road
          Scottsdale, AZ 85258

     (b)  ING Investments, LLC
          7337 E. Doubletree Ranch Road
          Scottsdale, AZ 85258

     (c)  ING Funds Distributor, Inc.
          7337 E. Doubletree Ranch Road
          Scottsdale, AZ 85258

     (d)  Nicholas-Applegate Capital Management
          600 West Broadway, 30th Floor
          San Diego, California 92101

     (e)  State Street Bank and Trust and Company
          225 Franklin Street
          Boston, MA 02110

          Brown Brothers Harriman
          40 Water Street
          Boston, Massachusetts 02109-3661

     (f)  DST Systems, Inc.
          P.O. Box 419368
          Kansas City, Missouri  64141

ITEM 29. MANAGEMENT SERVICES

     None.

ITEM 30. UNDERTAKINGS

     Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 31st day of May, 2002.

                                        ING MUTUAL FUNDS


                                        By: /s/ Kimberly A. Anderson
                                            ------------------------------------
                                            Kimberly A. Anderson
                                            Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         SIGNATURE                            TITLE                     DATE
         ---------                            -----                     ----

                                   Trustee and Chairman             May 31, 2002
------------------------------
John G. Turner*

                                   President and Chief Executive    May 31, 2002
------------------------------     Officer
James M. Hennessy*
                                   Executive Vice President and
------------------------------     Principal Financial Officer      May 31, 2002
Michael J. Roland*

                                   Trustee                          May 31, 2002
------------------------------
Paul S. Doherty*

                                   Trustee                          May 31, 2002
------------------------------
J. Michael Earley*

                                   Trustee                          May 31, 2002
------------------------------
R. Barbara Gitenstein*

                                   Trustee                          May 31, 2002
------------------------------
R. Glenn Hilliard*

                                   Trustee                          May 31, 2002
------------------------------
Walter H. May, Jr.*

                                   Trustee                          May 31, 2002
------------------------------
Thomas J. McInerney*

                                   Trustee                          May 31, 2002
------------------------------
Jock Patton*

                                   Trustee                          May 31, 2002
------------------------------
David W.C. Putnam*

                                   Trustee                          May 31, 2002
------------------------------
Blaine E. Rieke*

                                   Trustee                          May 31, 2002
------------------------------
Roger B. Vincent*

                                   Trustee                          May 31, 2002
------------------------------
Richard A. Wedemeyer*


*By: /s/ Kimberly A. Anderson
     ------------------------------
     Kimberly A. Anderson
     Attorney-in-Fact**

** For all Trustees except Mr. Doherty, pursuant to Powers of Attorney filed as an attachment to Post-Effective Amendment No. 88 to the Registrant's Form N-1A Registration Statement as filed on February 27, 2002, and incorporated herein by reference. Mr. Doherty's Power of Attorney is filed herewith.

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints James M. Hennessy, Kimberly A. Anderson, Michael J. Roland, Jeffrey S. Puretz and Karen L. Anderberg, and each of them his true and lawful attorney-in-fact as agent with full power of substitution and resubstitution of him in his name, place and stead, to sign any and all registration statements applicable to Pilgrim Mutual Funds, and any amendment or supplement thereto, and to file the same with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitutes, may lawfully do or cause to be done by virtue hereof.

Dated: February 21, 2002

/s/ Paul S. Doherty
---------------------------
Paul S. Doherty